Income Taxes - Schedule of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current Federal					$ 0	$ 0
Current State					1	9
Current Total					1	9
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal					0	0
Deferred State					0	0
Deferred Total					0	0
Income taxes	$ 0	$ 0	$ 4	$ 4	$ 1	$ 9